Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 29, 2016
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Sep. 29, 2016
Document Effective Date	Sep. 29, 2016
Prospectus Date	Apr. 29, 2016
EMERGING MARKETS PORTFOLIO | CLASS I
Prospectus:
Trading Symbol	MGEMX
EMERGING MARKETS PORTFOLIO | CLASS A
Prospectus:
Trading Symbol	MMKBX